Discontinued operation	12 Months Ended
Dec. 31, 2022
Discontinued operation
Discontinued operation
4	Discontinued operation

Deconsolidation of China Mainland Business

On June 24, 2022, the Company completed a definitive share purchase agreement with Dasheng Holding (HK) Limited (“Dasheng Holding”), an entity controlled by Mr. Jiajia Jack Huang, chairman of the board of directors and Chief Executive Officer of the Company. Jiajia Jack Huang, through Dasheng Holding, acquired all of the Company’s online English tutoring businesses in China mainland, including all associated liabilities and assets (the “China Mainland Business”). The excess of the consideration over the carry value of the net assets of the China Mainland Business was recorded to the additional paid in capital because Jack Huang is a significant shareholder of the company. In the Share Purchase Agreement, the Company is granted a right to purchase the China Mainland Business with an exercise price equal to US$0.001. The expiration date for exercise of the Warrant will be the 5th anniversary of June 30, 2022. It’s unlikely that the Warrant will become exercisable because the exercise of Warrant shall be subject to the Opinions issued by the General Office of the CPC Central Committee and the General Office of the State Council, as well as requirements of competent government authorities.

4	Discontinued operation (Continued)

The Company participated significantly in the design or redesign of the China Mainland Business and the China Mainland Business is designed so that substantially all of its activities either involve or are conducted on behalf of the Company. The Company provided more than half of the total of the equity, subordinated debt, and other forms of subordinated financial support to the China Mainland Business based on an analysis of the fair values of the interests in the China Mainland Business. The China Mainland Business would be deemed to be a VIE considering there is insufficient equity investment at risk and the equity at risk, if any, lacks the right to receive the expected residual returns with the existence of the Warrant. For primary beneficiary identification, the Company has variable return but does not have power over the Mainland China Business. And Mr. Jack Jiajia Huang, as the only ultimate shareholder of the Mainland China Business, meets both the power and losses/benefits criterion, he is deemed to be the primary beneficiary of the Mainland China Business. Therefore, upon completion of the divesture on June 30, 2022, the Company lost its control over the Mainland China Business. Accordingly, the Company deconsolidated the China Mainland Business financial statements, effective since June 30, 2022, referred to as the “China Mainland Business Deconsolidation”.

The divesture represented a strategic shift that had a major effect on the Group’s operations and financial results and was accounted for as discontinued operations. The Group has classified the historical financial results of China Mainland business as discontinued operations in the Group’s consolidated statements of comprehensive income/(loss) for all periods presented. Additionally, the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheet were classified as assets/liabilities held for sale to provide the comparable financial information. As a result of the China Mainland Business Deconsolidation, the Company reevaluated its operating segments (Note 17). In connection with the China Mainland Business Deconsolidation, the Company recorded a gain on deconsolidation of $152,980 which is included in additional paid in capital, net of tax of nil, in the consolidated balance sheets, as the transaction with shareholder of the Group.

Upon completion of the transaction, the Company’s ownership interest in the China Mainland Business from 100% as of December 31, 2021 decreased to nil (Note 1). Accordingly, assets, liabilities, revenues and expenses and cash flows related to the China Mainland Business have been reclassified in the consolidated financial statements as discontinued operations for all periods presented.

4Discontinued operation (Continued)

The assets and liabilities are included in the captions “Current assets held-for-sale”, “Non-current assets held-for-sale”, “Current liabilities held-for-sale” and “Non-current liabilities held-for-sale”, in the accompanying balance sheets at December 31, 2021 and consist of the following:

As of December 31, 2021
US$

Cash and cash equivalents	9,069
Restricted cash	7,929
Time deposits	1,098
Short-term investments	90,652
Inventory	169
Prepaid expenses and other current assets	8,695
Current assets held-for-sale	117,612

Property and equipment, net	2,521
Intangible assets, net	1,642
Right-of-use assets	4,218
Time deposits	4,705
Deferred tax assets	8,882
Other non-current assets	689
Non-current assets held-for-sale	22,657

Advances from students——current	271,640
Accrued expenses and other current liabilities	11,918
Lease liabilities——current	2,227
Taxes payable	4,301
Current liabilities held-for-sale	290,086

Advances from students——non-current	177
Lease liabilities——non-current	2,217
Other non-current liabilities	39
Non-current liabilities held-for-sale	2,433

4	Discontinued operation (Continued)

The condensed cash flows of China Mainland Business were as follows for the years ended December 31, 2020 and 2021 and for the period from January 1, 2022 through June 30, 2022, the date immediately preceding the China Mainland Business Deconsolidation, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operations:

	For the year ended		For the period from January 1, 2022
	2020	2021	through June 30,2022
	US$	US$	US$
Net cash provided by/(used in) operating activities	104,184	(100,046)	(47,630)
Net cash (used in)/ provided by investing activities	(105,988)	92,661	10,149
Net cash provided by/(used in) financing activities	1,288	(25,926)	20,484

China Mainland Business results of operations for the period from January 1, 2022 through June 30, 2022, the date immediately preceding the China Mainland Business Deconsolidation, and for the years ended December 31, 2020 and 2021, shown in the table below, are included in the consolidated comprehensive income/(loss) as “net income/(loss) from the discontinued operations, net of income taxes” for those respective periods, after intercompany eliminations, as applicable.

	For the year ended		For the period from January 1, 2022
	2020	2021	through June 30, 2022
	US$	US$	US$
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	297,516	337,029	14,910
Cost of revenues	(84,018)	(86,241)	(20,476)
Gross profit/(loss)	213,498	250,788	(5,566)
Operating expenses:
Sales and marketing expenses	(150,132)	(161,148)	(8,225)
Product development expenses	(23,601)	(27,514)	(1,839)
General and administrative expenses	(31,025)	(48,506)	(13,804)
Goodwill and intangibles impairment	—	(4,976)	—
Total operating expenses	(204,758)	(242,144)	(23,868)
Other income	6,264	3,586	460
Income/(loss) from discontinued operations	15,004	12,230	(28,974)
Other income, net	5,585	3,405	1,107
Income/(loss) before income tax	20,589	15,635	(27,867)
Income tax benefits/(expenses)	652	7,294	(1,845)
Net income/(loss) from discontinued operations, net of income tax	21,241	22,929	(29,712)